Financial Highlights - Schedule of Investment Company, Financial Highlights (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2024	Jun. 29, 2023
Investment Company, Financial Highlights [Roll Forward]
Number of common shares outstanding (in shares)	26,133,510.522	69,008,371.263
Net assets at end of period	$ 653,338	$ 1,732,342	$ 50
Asset coverage ratio		208.30%
Net effect of expense support and recoupment excluded, percentage of average net assets	(0.19%)	0.02%
Common Class S
Investment Company, Financial Highlights [Roll Forward]
Net asset value at beginning of period (in dollars per share)		$ 25.17
Net investment income (in dollars per share)		1.26
Net realized gain (loss) on investment transactions (in dollars per share)		(0.13)
Net realized gain (loss) on extinguishment of debt (in dollars per share)		0.03
Net change in unrealized appreciation (depreciation) on investment transactions (in dollars per share)		0.09
Distribution and shareholder servicing fees (in dollars per share)		(0.11)
Net asset value at end of period (in dollars per share)	$ 25.17	$ 25.10
Total return based on net asset value per share		4.51%
Number of common shares outstanding (in shares)		2,633,722.656
Ratio of net investment income to average net assets		9.14%
Ratio of total expenses to average net assets		10.05%
Ratio of incentive fees to average net assets		0.71%
Ratio of excise and income taxes to average net assets		0.00%
Ratio of net expenses to average net assets		10.05%
Ratio of total expenses (without incentive fees) to average net assets		9.34%
Total return based on net asset value per share		4.58%
Total return based on average net asset value - annualized		9.16%
Net assets at end of period		$ 66,115
Average debt outstanding		$ 926,243
Average debt outstanding per share (in dollars per share)		$ 20.48
Portfolio Turnover		19.55%
Asset coverage ratio		208.33%
Common Class I
Investment Company, Financial Highlights [Roll Forward]
Net asset value at beginning of period (in dollars per share)	25.00	$ 25.00
Net investment income (in dollars per share)	0.65	2.55
Net realized gain (loss) on investment transactions (in dollars per share)	0.06	(0.14)
Net realized gain (loss) on extinguishment of debt (in dollars per share)	(0.06)	0.03
Net change in unrealized appreciation (depreciation) on investment transactions (in dollars per share)	(0.02)	0.29
Net asset value at end of period (in dollars per share)	$ 25.00	$ 25.10
Total return based on net asset value per share	2.54%	11.34%
Number of common shares outstanding (in shares)	26,133,510.522	66,374,648.607
Ratio of net investment income to average net assets	10.22%	10.15%
Ratio of total expenses to average net assets	9.76%	10.14%
Ratio of incentive fee waiver to average net assets	(0.05%)
Ratio of incentive fees to average net assets	0.36%	1.53%
Ratio of excise and income taxes to average net assets		0.01%
Ratio of net expenses to average net assets	9.71%	10.14%
Ratio of total expenses (without incentive fees) to average net assets	9.40%	8.61%
Total return based on net asset value per share	2.52%	10.75%
Total return based on average net asset value - annualized	9.90%	10.75%
Net assets at end of period	$ 653,338	$ 1,666,227
Average debt outstanding	$ 535,035	$ 926,243
Average debt outstanding per share (in dollars per share)	$ 20.55	$ 20.48
Portfolio Turnover	7.90%	19.55%
Asset coverage ratio	213.87%	208.33%
Investment Income | Common Class S
Investment Company, Financial Highlights [Roll Forward]
Net investment income (in dollars per share)		$ 1.21
Investment Income | Common Class I
Investment Company, Financial Highlights [Roll Forward]
Net investment income (in dollars per share)	$ 0.63	$ 2.63